UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.):	[  ] is a restatement.
						[  ] adds new holding entries.

Institutional Investment Manager Filing this report:

Name:		Mount Vernon Associates, Inc.
Address:	6500 Falls Road
		Baltimore, Md 21209

13F File Number: 52-1453813

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all the required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Mark C. Sullivan
Title:	Vice President
Phone:	410-583-0540
Signature, Place, and Date of Signing:

	Mark C. Sullivan Baltimore, Maryland April 24, 2006

Report Type (Check only one.):
[X] 13F HOLDING REPORT
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13f Information Table Entry Total:	57

Form 13F Information Table Value Total:	145997

List of Other Included Managers:

No.	13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Altria Group Inc               COM              02209S103      305     4300 SH       SOLE                     4300
American Express Comp          COM              025816109     3095    58900 SH       SOLE                    58900
Apple Computer                 COM              037833100      310     4950 SH       SOLE                     4950
Applied Matls Inc              COM              038222105     2342   133750 SH       SOLE                   133750
Ariel Corp Com                 COM              04033M104        0    10000 SH       SOLE                    10000
Barr Pharmaceutical            COM              068306109     7219   114628 SH       SOLE                   114628
Best Buy Company Inc           COM              086516101      559    10000 SH       SOLE                    10000
Bristol-Myers Squibb           COM              110122108     2227    90508 SH       SOLE                    90508
CIGNA Corporation              COM              125509109      212     1626 SH       SOLE                     1626
Cendant                        COM              151313103     1806   104100 SH       SOLE                   104100
Ciber                          COM              17163B102     1469   230200 SH       SOLE                   230200
Citigroup Inc                  COM              172967101     3607    76375 SH       SOLE                    76375
Comcast cl A                   COM              20030N101      446    17055 SH       SOLE                    17055
Computer Sciences              COM              205363104     3427    61700 SH       SOLE                    61700
Conseco, Inc.                  COM              208464883     3053   122997 SH       SOLE                   122997
Costco Whsl Corp New           COM              22160K105     4145    76525 SH       SOLE                    76525
E.I. DuPont de Nemour          COM              263534109     3307    78350 SH       SOLE                    78350
Eaton Vance Sr Fltg Rate Fund  COM              27828Q105     2204   121100 SH       SOLE                   121100
Elk Corporation                COM              287456107     3619   107225 SH       SOLE                   107225
Exxon Mobil Corporati          COM              30231G102     4100    67368 SH       SOLE                    67368
Gap Inc.                       COM              364760108     1915   102500 SH       SOLE                   102500
General Electric Co            COM              369604103     3799   109241 SH       SOLE                   109241
General Motors Corp.           COM              370442105     1854    87148 SH       SOLE                    87148
Graftech Internatioal Ltd      COM              384313102     1875   307300 SH       SOLE                   307300
Hartford Fincl Services        COM              416515104     4120    51150 SH       SOLE                    51150
Home Depot Inc.                COM              437076102     2290    54136 SH       SOLE                    54136
Honeywell International, Inc.  COM              438516106     3448    80619 SH       SOLE                    80619
IBM Corp                       COM              459200101     3734    45272 SH       SOLE                    45272
Intel Corporation              COM              458140100     3641   187119 SH       SOLE                   187119
J P Morgan Chase               COM              46625H100     3866    92840 SH       SOLE                    92840
JLG Industries Inc.            COM              466210101     8878   288350 SH       SOLE                   288350
Johnson & Johnson              COM              478160104      207     3501 SH       SOLE                     3501
Lucent Technologies            COM              549463107     1655   542531 SH       SOLE                   542531
Marsh & McLennan Cos           COM              571748102     2798    95300 SH       SOLE                    95300
Masco Corporation              COM              574599106     3913   120450 SH       SOLE                   120450
Micron Technology In           COM              595112103     2585   175600 SH       SOLE                   175600
Microsoft Corporation          COM              594918104     2917   107213 SH       SOLE                   107213
Morgan Stanley                 COM              617446448     4420    70362 SH       SOLE                    70362
Motorola Inc.                  COM              620076109     3032   132365 SH       SOLE                   132365
Nokia Corporation              COM              654902204     3358   162050 SH       SOLE                   162050
Nutri/System Inc               COM              67069D108      950    20000 SH       SOLE                    20000
Palm Inc.                      COM              696643105      358    15444 SH       SOLE                    15444
Pfizer Inc.                    COM              717081103     2952   118472 SH       SOLE                   118472
Restr Edge Tech Inc Cl B       COM              279990972        0    25000 SH       SOLE                    25000
Restricted Ariel Corp          COM              04033M104        0    20000 SH       SOLE                    20000
Storage Computer Corp          COM              86211A101        5   952975 SH       SOLE                   952975
Target Corporation             COM              87612E106     2145    41235 SH       SOLE                    41235
Telkonet                       COM              879604106      593   139517 SH       SOLE                   139517
Texas Instruments              COM              882508104     3715   114425 SH       SOLE                   114425
Tyco Intl Ltd                  COM              902124106     4237   157635 SH       SOLE                   157635
UNUM Provident Corp.           COM              91529Y106     4261   208051 SH       SOLE                   208051
Valor Communications Group     COM              920255106     3033   230475 SH       SOLE                   230475
Verizon Communication          COM              92343V104     3971   116576 SH       SOLE                   116576
Xerox Corporation              COM              984121103     4034   265400 SH       SOLE                   265400
eBay, Inc.                     COM              278642103     3778    96880 SH       SOLE                    96880
Gateway Fund                                                   206 7976.501 SH       SOLE                 7976.501
Hechinger                                       422660AB6        0    15000 SH       SOLE                    15000

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